Income tax and social contribution (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Income tax and social contribution
Balance at beginning of period	R$ 520
Additions	91,321
Reversal	(72)
Balance at end of period	R$ 91,769